INCOME TAXES - Change in Deferred Tax Balances (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	$ (2,006)	$ (2,453)	$ (1,619)
Deferred income tax assets	1,220	1,245
Deferred income tax liabilities	(3,226)	(3,698)
Non-capital losses (Canada) | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	278	186
Losses | U.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	161	388
Losses | International
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	671	501
Difference in basis
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	$ (3,116)	$ (3,528)